UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Scott Whisten — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3367

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2018 (unaudited)

Shares		Value*
COMMON STOCK - 71.2%
Aerospace & Defense - 2.7%
58,897	Lockheed Martin Corp.	$17,306,883
143,680	United Technologies Corp.	17,846,493
		35,153,376
Auto Components - 0.0%
12,184	Garrett Motion, Inc. (i)	184,831

Automobiles - 1.2%
452,200	General Motors Co.	16,545,998

Banks - 9.7%
644,200	Bank of America Corp.	17,715,500
269,790	Citigroup, Inc.	17,660,453
484,310	Citizens Financial Group, Inc.	18,088,978
206,300	Comerica, Inc.	16,825,828
345,230	JPMorgan Chase & Co. (g)	37,636,975
364,640	U.S. Bancorp (g)	19,059,733
		126,987,467
Biotechnology - 0.7%
49,867	Amgen, Inc.	9,613,859

Building Products - 0.0%
20,306	Resideo Technologies, Inc. (i)	427,441

Capital Markets - 2.0%
75,169	Ameriprise Financial, Inc.	9,564,504
368,570	Morgan Stanley (g)	16,828,906
		26,393,410
Chemicals - 1.1%
183,010	Eastman Chemical Co.	14,338,833

Commercial Services & Supplies - 0.1%
22,304	Stericycle, Inc. (i)	1,114,531

Communications Equipment - 1.5%
422,410	Cisco Systems, Inc.	19,325,257

Containers & Packaging - 0.8%
227,080	International Paper Co.	10,300,349

Diversified Telecommunication Services - 2.9%
577,491	AT&T, Inc. (g)	17,717,424
146,729	Frontier Communications Corp.	705,766
341,750	Verizon Communications, Inc.	19,510,508
		37,933,698
Electric Utilities - 2.1%
224,960	Entergy Corp. (g)	18,885,392
208,236	Exelon Corp.	9,122,819
		28,008,211
Electrical Equipment - 1.2%
231,350	Eaton Corp. PLC	16,580,854

Energy Equipment & Services - 1.0%
246,480	Schlumberger Ltd.	12,646,889

Equity Real Estate Investment Trusts (REITs) - 1.4%
940,532	Host Hotels & Resorts, Inc.	17,973,567

Food & Staples Retailing - 1.5%
193,750	Walmart, Inc. (g)	19,429,250

Food Products - 2.7%
493,564	Conagra Brands, Inc.	17,570,878
428,560	Mondelez International, Inc., Class A	17,990,949
		35,561,827

Healthcare Equipment & Supplies - 2.8%
273,610	Abbott Laboratories	18,862,673
195,330	Medtronic PLC	17,544,541
		36,407,214
Healthcare Providers & Services - 2.7%
69,830	Anthem, Inc.	19,243,053
170,290	Quest Diagnostics, Inc. (g)	16,025,992
		35,269,045
Industrial Conglomerates - 1.3%
121,840	Honeywell International, Inc. (g)	17,644,869

Insurance - 4.0%
192,930	Allstate Corp.	18,467,260
393,950	MetLife, Inc. (g)	16,226,800
125,780	Reinsurance Group of America, Inc.	17,907,299
		52,601,359
Media - 1.5%
537,523	Comcast Corp., Class A	20,501,127

Multi-Line Retail - 1.5%
231,608	Target Corp.	19,369,377

Multi-Utilities - 1.3%
311,100	Public Service Enterprise Group, Inc. (g)	16,622,073

Oil, Gas & Consumable Fuels - 9.6%
264,820	ConocoPhillips	18,510,918
164,693	Kinder Morgan, Inc.	2,803,075
143,980	Magellan Midstream Partners L.P. (g)	8,880,686
252,439	Occidental Petroleum Corp.	16,931,084
576,160	Royal Dutch Shell PLC, Class A, ADR (g)	36,407,551
193,488	Southwestern Energy Co. (i)	1,033,226
304,030	Total S.A., ADR	17,816,158
235,400	TransCanada Corp.	8,879,288
160,580	Valero Energy Corp.	14,627,232
		125,889,218
Pharmaceuticals - 6.0%
20,721	Allergan PLC	3,274,125
169,989	Eli Lilly & Co.	18,433,607
135,730	Johnson & Johnson	19,000,843
260,850	Merck & Co., Inc.	19,201,169
436,004	Pfizer, Inc. (g)	18,774,332
		78,684,076
Road & Rail - 1.3%
174,160	Kansas City Southern	17,757,354

Semiconductors & Semiconductor Equipment - 2.1%
414,430	Intel Corp. (g)	19,428,478
138,968	QUALCOMM, Inc.	8,739,698
		28,168,176
Technology Hardware, Storage & Peripherals - 2.9%
86,230	Apple, Inc. (g)	18,872,298
788,700	HP, Inc. (g)	19,039,218
		37,911,516
Textiles, Apparel & Luxury Goods - 0.7%
108,322	VF Corp.	8,977,727

Tobacco - 0.9%
178,150	Altria Group, Inc.	11,586,876

Total Common Stock (cost-$913,719,453)		935,909,655

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 22.4%
Aerospace & Defense - 0.1%
$1,610	Arconic, Inc., 1.625%, 10/15/19	1,620,993

Auto Manufacturers - 0.4%
	Tesla, Inc.,
1,770	0.25%, 3/1/19	1,884,434
2,485	2.375%, 3/15/22	3,034,908
		4,919,342
Biotechnology - 1.9%
	BioMarin Pharmaceutical, Inc.,
5,050	0.599%, 8/1/24	5,254,939
1,610	1.50%, 10/15/20	1,901,961
1,635	Exact Sciences Corp., 1.00%, 1/15/25	1,913,768
2,820	Illumina, Inc., 0.50%, 6/15/21	3,813,072
865	Innoviva, Inc., 2.50%, 8/15/25 (a)	912,294
1,940	Insmed, Inc., 1.75%, 1/15/25	1,466,952
2,665	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	2,503,967
1,245	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	1,302,155
3,050	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23 (a)(b)	2,921,260
2,150	Medicines Co., 2.75%, 7/15/23	1,824,309
965	PTC Therapeutics, Inc., 3.00%, 8/15/22	1,034,782
		24,849,459
Building Materials - 0.0%
290	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(b)	245,231

Commercial Services - 0.7%
1,835	Macquarie Infrastructure Corp., 2.875%, 7/15/19	1,826,934
	Square, Inc.,
800	0.375%, 3/1/22	2,559,823
4,075	0.50%, 5/15/23 (a)(b)	4,891,365
		9,278,122
Computers - 1.1%
3,570	Electronics For Imaging, Inc., 0.75%, 9/1/19	3,517,025
2,585	Lumentum Holdings, Inc., 0.25%, 3/15/24	2,945,825
1,995	Nutanix, Inc., zero coupon, 1/15/23 (a)(b)	2,202,631
2,750	Pure Storage, Inc., 0.125%, 4/15/23 (a)(b)	2,818,676
3,875	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	3,275,929
		14,760,086
Consumer Discretionary - 0.3%
3,215	Altaba, Inc., zero coupon, 12/1/18	3,609,429

Diversified Financial Services - 0.8%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	4,393,560
1,670	LendingTree, Inc., 0.625%, 6/1/22	1,970,111
4,990	PRA Group, Inc., 3.00%, 8/1/20	4,710,520
		11,074,191
Electric Utilities - 0.2%
2,270	NRG Energy, Inc., 2.75%, 6/1/48 (a)(b)	2,368,180

Electrical Equipment - 0.1%
2,195	SunPower Corp., 4.00%, 1/15/23	1,800,997

Electronics - 0.2%
2,530	OSI Systems, Inc., 1.25%, 9/1/22	2,322,684

Energy-Alternate Sources - 0.2%
	SunEdison, Inc. (a)(b)(c)(d)(f),
2,915	2.625%, 6/1/23	65,588
3,820	3.375%, 6/1/25	85,950
2,205	Tesla Energy Operations, Inc., 1.625%, 11/1/19	2,083,597
		2,235,135
Engineering & Construction - 0.4%
2,790	Dycom Industries, Inc., 0.75%, 9/15/21	2,824,364

2,570	Tutor Perini Corp., 2.875%, 6/15/21	2,466,247
		5,290,611
Entertainment - 0.4%
3,025	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(b)	3,238,719
1,900	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22	1,788,470
		5,027,189
Equity Real Estate Investment Trusts (REITs) - 0.8%
2,000	Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	1,973,838
3,600	IH Merger Sub LLC, 3.50%, 1/15/22	3,868,200
4,000	Two Harbors Investment Corp., 6.25%, 1/15/22	4,090,696
		9,932,734
Healthcare-Products - 0.8%
1,945	Insulet Corp., 1.375%, 11/15/24 (a)(b)	2,200,252
3,135	NuVasive, Inc., 2.25%, 3/15/21	3,509,382
5,327	Wright Medical Group, Inc., 1.625%, 6/15/23 (a)(b)	5,416,840
		11,126,474
Insurance - 0.1%
1,865	AXA S.A., 7.25%, 5/15/21 (a)(b)	1,917,929

Internet - 2.5%
	Booking Holdings, Inc.,
2,370	0.35%, 6/15/20	3,428,011
1,800	0.90%, 9/15/21	2,084,026
505	Etsy, Inc., zero coupon, 3/1/23 (a)(b)	671,650
	FireEye, Inc.,
1,700	0.875%, 6/1/24 (a)(b)	1,794,562
2,150	1.625%, 6/1/35, Ser. B	1,979,621
2,400	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)	3,359,338
2,620	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	2,611,878
2,100	MercadoLibre, Inc., 2.00%, 8/15/28 (a)(b)	2,028,577
1,800	Okta, Inc., 0.25%, 2/15/23 (a)(b)	2,457,614
4,145	Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)(b)	4,047,481
1,615	Twilio, Inc., 0.25%, 6/1/23 (a)(b)	2,018,283
	Twitter, Inc.,
2,940	0.25%, 6/15/24 (a)(b)	2,763,982
2,150	1.00%, 9/15/21	2,007,960
1,160	Zillow Group, Inc., 2.00%, 12/1/21	1,227,977
		32,480,960
Iron/Steel - 0.2%
1,255	Allegheny Technologies, Inc., 4.75%, 7/1/22	2,431,544

Lodging - 0.2%
2,130	Caesars Entertainment Corp., 5.00%, 10/1/24	3,047,131

Machinery-Diversified - 0.2%
1,710	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	2,210,079

Media - 1.4%
	DISH Network Corp.,
2,300	2.375%, 3/15/24	1,938,389
6,545	3.375%, 8/15/26	5,847,630
1,600	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,792,365
	Liberty Media Corp.,
2,295	1.00%, 1/30/23	2,481,242
2,815	1.375%, 10/15/23	3,253,014
3,625	2.125%, 3/31/48 (a)(b)	3,552,975
		18,865,615
Oil, Gas & Consumable Fuels - 0.9%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26	3,996,734
1,600	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	1,465,111
600	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	618,923
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,499,414
465	Oil States International, Inc., 1.50%, 2/15/23 (a)(b)	425,400
1,700	Transocean, Inc., 0.50%, 1/30/23	2,121,243
1,935	Weatherford International Ltd., 5.875%, 7/1/21	1,490,006
		11,616,831

Pharmaceuticals - 1.3%
850	Flexion Therapeutics, Inc., 3.375%, 5/1/24	753,740
2,805	Herbalife Nutrition Ltd., 2.625%, 3/15/24 (a)(b)	2,971,547
	Jazz Investments I Ltd.,
2,135	1.50%, 8/15/24	2,133,871
3,600	1.875%, 8/15/21	3,796,873
1,890	Neurocrine Biosciences, Inc., 2.25%, 5/15/24	2,917,096
1,880	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (a)(b)	3,706,819
885	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	811,825
		17,091,771
Pipelines - 0.4%
7,560	Cheniere Energy, Inc., 4.25%, 3/15/45	5,822,084

Retail - 0.2%
2,260	RH, zero coupon, 6/15/23 (a)(b)	1,994,649

Semiconductors - 3.0%
1,620	Advanced Micro Devices, Inc., 2.125%, 9/1/26	3,861,286
2,015	Cree, Inc., 0.875%, 9/1/23 (a)(b)	1,887,763
	Cypress Semiconductor Corp.,
1,630	2.00%, 2/1/23 (a)(b)	1,551,338
2,315	4.50%, 1/15/22	2,739,226
2,315	Intel Corp., 3.25%, 8/1/39	5,259,252
10,510	Microchip Technology, Inc., 1.625%, 2/15/27	9,987,537
	Micron Technology, Inc.,
170	2.125%, 2/15/33, Ser. F	587,144
2,525	3.00%, 11/15/43, Ser. G	3,296,377
70	Novellus Systems, Inc., 2.625%, 5/15/41	300,349
1,880	NXP Semiconductors NV, 1.00%, 12/1/19	1,905,681
2,910	ON Semiconductor Corp., 1.625%, 10/15/23	3,174,836
3,155	Synaptics, Inc., 0.50%, 6/15/22	2,823,725
1,605	Veeco Instruments, Inc., 2.70%, 1/15/23	1,349,924
		38,724,438
Software - 2.6%
2,415	Akamai Technologies, Inc., 0.125%, 5/1/25 (a)(b)	2,362,172
1,595	Alteryx, Inc., 0.50%, 6/1/23 (a)(b)	2,168,423
2,240	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)	2,571,652
1,635	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	1,455,150
2,720	Citrix Systems, Inc., 0.50%, 4/15/19	3,860,390
2,700	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	2,544,750
	Evolent Health, Inc.,
425	1.50%, 10/15/25 (a)(b)	410,975
1,945	2.00%, 12/1/21	2,267,870
925	New Relic, Inc., 0.50%, 5/1/23 (a)(b)	973,043
	Nuance Communications, Inc.,
3,375	1.00%, 12/15/35	3,181,808
1,950	1.25%, 4/1/25	1,965,089
2,845	ServiceNow, Inc., zero coupon, 6/1/22	4,029,328
	Splunk, Inc. (a)(b),
1,720	0.50%, 9/15/23	1,654,743
935	1.125%, 9/15/25	887,384
3,930	Workday, Inc., 0.25%, 10/1/22	4,384,815
		34,717,592
Telecommunications - 0.6%
2,795	Finisar Corp., 0.50%, 12/15/36	2,492,394
1,475	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	1,083,479
3,770	Viavi Solutions, Inc., 1.00%, 3/1/24	4,068,633
		7,644,506
Transportation - 0.4%
2,620	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	2,734,625
2,065	Greenbrier Cos., Inc., 2.875%, 2/1/24	2,180,361
		4,914,986
Total Convertible Bonds & Notes (cost-$303,034,805)		293,940,972

Shares
CONVERTIBLE PREFERRED STOCK - 5.0%
Banks - 1.4%
6,455	Bank of America Corp., 7.25%, Ser. L (e)	8,206,241

8,240	Wells Fargo & Co., 7.50%, Ser. L (e)	10,481,198
		18,687,439
Chemicals - 0.2%
58,415	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	3,340,754

Electric Utilities - 0.8%
41,035	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	2,036,157
90,000	NextEra Energy, Inc., 6.123%, 9/1/19	5,220,000
32,295	Sempra Energy, 6.00%, 1/15/21, Ser. A	3,202,372
		10,458,529
Electronic Equipment, Instruments & Components - 0.1%
19,650	Belden, Inc., 6.75%, 7/15/19	1,459,798

Electronics - 0.3%
3,440	Fortive Corp., 5.00%, 7/1/21, Ser. A	3,376,360

Equity Real Estate Investment Trusts (REITs) - 0.6%
4,525	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	4,732,083
61,055	Welltower, Inc., 6.50%, Ser. I (e)	3,760,988
		8,493,071
Gas Utilities - 0.3%
78,185	South Jersey Industries, Inc., 7.25%, 4/15/21	3,931,142

Hand/Machine Tools - 0.3%
37,185	Stanley Black & Decker, Inc., 5.375%, 5/15/20	3,412,107

Healthcare-Products - 0.5%
105,605	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	6,200,059

Metal Fabricate/Hardware - 0.2%
44,915	Rexnord Corp., 5.75%, 11/15/19, Ser. A	2,567,791

Oil, Gas & Consumable Fuels - 0.1%
45,100	ATP Oil & Gas Corp., 8.00% (cost—$4,510,000; purchased 9/23/09) (a)(b)(d)(e)(f)(h)	4
15,975	Nabors Industries Ltd., 6.00%, 5/1/21	607,050
213,230	Sanchez Energy Corp., 6.50%, Ser. B (e)	1,093,870
		1,700,924
Pharmaceuticals - 0.2%
6,225	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	2,382,619

Total Convertible Preferred Stock (cost-$79,682,543)		66,010,593

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
$4,647	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$2,347,411)	708,667

Units
WARRANTS (a)(d)(f)(i) - 0.0%
Commercial Services - 0.0%
97,838	Cenveo, Inc., strike price $12.00, expires 6/10/24 (cost-$0)	1

Principal Amount (000s)
Repurchase Agreements - 1.3%
$17,736	State Street Bank and Trust Co., dated 10/31/18, 0.42%, due 11/1/18, proceeds $17,736,207; collateralized by U.S. Treasury Bonds, 6.50%, due 11/15/26, valued at $10,588,368 and U.S. Treasury Notes, 2.25%, due 2/15/27, valued at $7,512,917 including accrued interest (cost-$17,736,000)	17,736,000

Total Investments, before options written (cost-$1,316,520,212)-100.0%	1,314,305,888

Total Options Written –(0.0)% (premiums received-$992,497) (i)(j)(k)	(644,863)

Total Investments, net of options written (cost-$1,315,527,715) (l)-100.0%	1,313,661,025
Other assets less other liabilities-0.0%	519,966
Net Assets-100.0%	$1,314,180,991

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)                                 Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $90,432,970, representing 6.9% of net assets.

(b)                                 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $89,520,675, representing 6.8% of net assets.

(c)                                  In default.

(d)                                 Fair-Valued—Securities with an aggregate value of $151,543, representing less than 0.05% of net assets.

(e)                                  Perpetual maturity. The date shown, if any, is the next call date.

(f)                                   Level 3 security.

(g)                                  All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(h)                                 Restricted. The cost of such security is $4,510,000. The value is $4, representing less than 0.05% of net assets.

(i)                                     Non-income producing.

(j)                                    Exchange traded-Chicago Board Options Exchange.

(k)                                 Exchange traded option contracts outstanding at October 31, 2018:

Options written contracts outstanding at October 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Abbott Laboratories	72.50 USD	11/16/18	(1000)	$(100,000)	$(24,000)	$(72,999)	$48,999
Anthem, Inc.	285.00 USD	11/9/18	(265)	(26,500)	(24,380)	(55,119)	30,739
Bank of America Corp.	28.50 USD	11/16/18	(2255)	(225,500)	(60,885)	(67,649)	6,764
Citigroup, Inc.	70.00 USD	11/30/18	(944)	(94,400)	(37,760)	(80,239)	42,479
Honeywell International, Inc.	157.50 USD	11/16/18	(426)	(42,600)	(16,614)	(40,044)	23,430
JPMorgan Chase & Co.	109.00 USD	11/16/18	(1208)	(120,800)	(281,464)	(111,468)	(169,996)
Kansas City Southern	110.00 USD	11/16/18	(600)	(60,000)	(19,500)	(127,798)	108,298
Medtronic PLC	97.00 USD	11/16/18	(780)	(78,000)	(6,630)	(45,159)	38,529
MetLife, Inc.	45.50 USD	11/23/18	(1300)	(130,000)	(20,800)	(67,599)	46,799
Morgan Stanley	47.00 USD	11/16/18	(1290)	(129,000)	(81,915)	(68,369)	(13,546)
Occidental Petroleum Corp.	75.00 USD	11/16/18	(884)	(88,400)	(11,050)	(74,255)	63,205
Public Service Enterprise Group, Inc.	55.00 USD	11/16/18	(1089)	(108,900)	(38,115)	(102,365)	64,250
Valero Energy Corp.	97.00 USD	11/9/18	(400)	(40,000)	(20,600)	(64,799)	44,199
Valero Energy Corp.	102.00 USD	11/9/18	(100)	(10,000)	(1,150)	(14,635)	13,485
Total options written contracts					$(644,863)	$(992,497)	$347,634

(l)                  At October 31, 2018, the cost basis of portfolio securities for federal income tax purposes was $1,317,312,800. Gross unrealized appreciation was $103,248,293; gross unrealized depreciation was $106,900,068; and net unrealized depreciation was $3,651,775. The difference between book and tax cost was primarily attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/18
Investments in Securities - Assets
Common Stock	$935,909,655	—	—	$935,909,655
Convertible Bonds & Notes:
Energy-Alternate Sources	—	$2,083,597	$151,538	2,235,135
All Other	—	291,705,837	—	291,705,837
Convertible Preferred Stock:
Chemicals	—	3,340,754	—	3,340,754
Electronics	—	3,376,360	—	3,376,360
Equity Real Estate Investment Trusts (REITs)	3,760,988	4,732,083	—	8,493,071
Hand/Machine Tools	—	3,412,107	—	3,412,107
Healthcare-Products	—	6,200,059	—	6,200,059
Oil, Gas & Consumable Fuels	607,050	1,093,870	4	1,700,924
Pharmaceuticals	—	2,382,619	—	2,382,619
All Other	37,104,699	—	—	37,104,699
Corporate Bonds & Notes	—	708,667	—	708,667
Warrants	—	—	1	1
Repurchase Agreements	—	17,736,000	—	17,736,000
	977,382,392	336,771,953	151,543	1,314,305,888
Investments in Securities - Liabilities
Options Written:
Market Price	(644,863)	—	—	(644,863)
Totals	$976,737,529	$336,771,953	$151,543	$1,313,661,025

At October 31, 2018, a securities valued at $3,412,107 was transferred from Level 1 to Level 2. The transfer was the result of a security with an exchange-traded closing price at January 31, 2018, which was not available on October 31, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2018, was as follows:

	Beginning Balance 1/31/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 10/31/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$151,538	$—	$(4,624)†	$—	$—	$4,624	$—	$—	$151,538
Convertible Preferred Stock:
Equity Real Estate Investment Trusts (REITs)	5,907,934	—	(750,362)	—	179	(425,668)	—	(4,732,083)	—
Oil, Gas & Consumable Fuels	4	—	—	—	—	—	—	—	4
Warrants	4,345	—	—	—	—	(4,344)	—	—	1
Totals	$6,063,821	$—	$(754,986)	$—	$179	$(425,388)	$—	$(4,732,083)	$151,543

*             Transferred out of Level 3 and into Level 2. This transfer was a result of a security with an evaluated mean price at October 31, 2018, which was not available at January 31, 2018.

†             Issued or removed via corporate action.

The table above includes Level 3 investments that are valued by brokers or pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2018 was $280.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2018